Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income	SFr 19,341	SFr 19,061	SFr 19,556
Interest expense	(10,042)	(10,027)	(11,441)
Net interest income	9,299	9,034	8,115
Commissions and fees	12,044	13,051	13,226
Trading revenues	1,340	2,026	2,739
Other revenues	1,114	2,131	1,776
Net revenues	23,797	26,242	25,856
Provision for credit losses	324	186	167
Compensation and benefits	11,546	11,334	11,256
General and administrative expenses	8,574	9,534	8,587
Commission expenses	1,623	1,561	1,738
Goodwill impairment	3,797	0	12
Restructuring expenses	355
Total other operating expenses	14,349	11,095	10,337
Total operating expenses	25,895	22,429	21,593
Income/(loss) from continuing operations before taxes	(2,422)	3,627	4,096
Income tax expense	523	1,405	1,276
Income/(loss) from continuing operations	(2,945)	2,222	2,820
Income/(loss) from discontinued operations, net of tax	0	102	145
Net income/(loss)	(2,945)	2,324	2,965
Net income/(loss) attributable to noncontrolling interests	(1)	449	639
Net income/(loss) attributable to shareholders	(2,944)	1,875	2,326
of which from continuing operations	(2,944)	1,773	2,181
of which from discontinued operations	SFr 0	SFr 102	SFr 145
Basic earnings per share (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	SFr (1.73)	SFr 0.99	SFr 1.10
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.06	0.08
Basic earnings/(loss) per share (in CHF per share)	(1.73)	1.05	1.18
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	(1.73)	0.98	1.10
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.06	0.08
Diluted earnings/(loss) per share (in CHF per share)	SFr (1.73)	SFr 1.04	SFr 1.18
Bank
Interest and dividend income	SFr 18,857	SFr 18,585	SFr 19,017
Interest expense	(9,990)	(9,908)	(11,307)
Net interest income	8,867	8,677	7,710
Commissions and fees	11,846	12,887	13,057
Trading revenues	1,298	1,790	2,755
Other revenues	1,200	2,235	1,792
Net revenues	23,211	25,589	25,314
Provision for credit losses	276	125	93
Compensation and benefits	11,523	11,382	11,187
General and administrative expenses	8,614	9,573	8,642
Commission expenses	1,614	1,548	1,726
Goodwill impairment	3,797	0	12
Restructuring expenses	325
Total other operating expenses	14,350	11,121	10,380
Total operating expenses	25,873	22,503	21,567
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
Income tax expense	439	1,299	1,170
Income/(loss) from continuing operations	(3,377)	1,662	2,484
Income/(loss) from discontinued operations, net of tax	0	102	145
Net income/(loss)	(3,377)	1,764	2,629
Net income/(loss) attributable to noncontrolling interests	(7)	445	669
Net income/(loss) attributable to shareholders	(3,370)	1,319	1,960
of which from continuing operations	(3,370)	1,217	1,815
of which from discontinued operations	SFr 0	SFr 102	SFr 145